Quarterly Data (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Quarterly Financial Data [Abstract]
Net sales	$ 3,778		$ 3,762		$ 4,062		$ 3,897		$ 3,822		$ 3,665		$ 3,882		$ 3,682		$ 15,499		$ 15,051		$ 14,070
Cost of sales	3,004		3,041		3,262		3,164		3,095		3,012		3,139		3,028		12,471		12,274		11,566
Gross profit	774		721		800		733		727		653		743		654		3,028		2,777
Operating income	464		392		462		440		406		376		464		381		1,758	[1]	1,627	[2]	1,390	[3]
Income from continuing operations	362		313		379		326		309		283		367		282		1,380		1,241		1,095
Income from discontinued operations, net of tax	6		12		27		15		12		10		22		16		60		60		65
Net income	368	[4]	325	[4]	406	[4]	341	[4]	321	[5]	293	[5]	389	[5]	298	[5]	1,440	[4]	1,301	[5]	1,160
Net income attributable to Delphi	344		305		382		320		298		271		367		276		1,351		1,212		1,077
Income from continuing operations, per basic share	$ 1.16	[6]	$ 1.00	[6]	$ 1.19	[6]	$ 1.02	[6]	$ 0.94	[6]	$ 0.86	[6]	$ 1.13	[6]	$ 0.84	[6]	$ 4.36	[6]	$ 3.76	[6]	$ 3.19
Income from discontinued operations, per basic share	$ 0.01	[6]	$ 0.02	[6]	$ 0.07	[6]	$ 0.03	[6]	$ 0.03	[6]	$ 0.02	[6]	$ 0.05	[6]	$ 0.04	[6]	$ 0.14	[6]	$ 0.14	[6]	$ 0.15
Basic net income per share attributable to Delphi	$ 1.17	[6]	$ 1.02	[6]	$ 1.26	[6]	$ 1.05	[6]	$ 0.97	[6]	$ 0.88	[6]	$ 1.18	[6]	$ 0.88	[6]	$ 4.50	[6]	$ 3.90	[6]	$ 3.34
Weighted average number of basic shares outstanding (shares)	294.11		298.59		302.68		305.85		307.08		309.68		311.93		314.68		300.27		310.82		322.94
Income from continuing operations, per diluted share	$ 1.15	[6]	$ 1.00	[6]	$ 1.19	[6]	$ 1.01	[6]	$ 0.94	[6]	$ 0.85	[6]	$ 1.12	[6]	$ 0.84	[6]	$ 4.34	[6]	$ 3.75	[6]	$ 3.18
Income from discontinued operations, per diluted share	$ 0.01	[6]	$ 0.02	[6]	$ 0.07	[6]	$ 0.03	[6]	$ 0.03	[6]	$ 0.02	[6]	$ 0.05	[6]	$ 0.04	[6]	$ 0.14	[6]	$ 0.14	[6]	$ 0.15
Diluted net income per share attributable to Delphi	$ 1.16	[6]	$ 1.02	[6]	$ 1.26	[6]	$ 1.04	[6]	$ 0.97	[6]	$ 0.87	[6]	$ 1.17	[6]	$ 0.88	[6]	$ 4.48	[6]	$ 3.89	[6]	$ 3.33
Weighted average number of diluted shares outstanding (shares)	296.93		300.14		303.74		306.89		308.64		310.62		312.69		315.36		301.89		311.80		323.29
Gains (Losses) on Extinguishment of Debt																	$ (34)		$ (39)		$ (1)

[1]	Includes charges recorded in 2014 related to costs associated with employee termination benefits and other exit costs of $57 million for Electrical/Electronic Architecture, $55 million for Powertrain Systems and $28 million for Electronics and Safety.
[2]	Includes charges recorded in 2013 related to costs associated with employee termination benefits and other exit costs of $28 million for Electrical/Electronic Architecture, $53 million for Powertrain Systems and $56 million for Electronics and Safety .
[3]	Includes charges recorded in 2012 related to costs associated with employee termination benefits and other exit costs of $49 million for Electrical/Electronic Architecture, $25 million for Powertrain Systems and $89 million for Electronics and Safety.
[4]	In the first quarter of 2014, Delphi recognized a loss on extinguishment of debt of $34 million.
[5]	In the first quarter of 2013, Delphi recognized a loss on debt extinguishment of $39 million
[6]	Due to the use of the weighted average shares outstanding for each quarter for computing earnings per share, the sum of the quarterly per share amounts may not equal the per share amount for the year.